BRANDON J. CAGE

Pacific Life Insurance Company

Assistant Vice President

Managing Associate General Counsel

Office of General Counsel

Phone: 949-219-3943

Brandon.Cage@pacificlife.com

February 7, 2022

Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                             Pre-Effective Amendment No. 1 for Pacific Protector VUL (File No. 333-260417) funded by Pacific Select Exec Separate Account (File No. 811-05563) of Pacific Life Insurance Company

Ms. Choo:

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement, on Form N-6. The enclosed relates to a variable universal life insurance policy, designated as Pacific Protector VUL, which is funded by the Separate Account.

The primary purpose of this filing is to incorporate Staff comments dated December 21, 2021.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage